Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation.
Summary of restricted shares activities

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2021	6,034,250	0.527
Granted	1,500,000	0.209
Forfeit	(312,000)	0.431
Vested	(3,648,500)	0.474
Outstanding as of December 31, 2022	3,573,750	0.457
Granted	20,900,000	0.037
Vested	(20,593,750)	0.087
Outstanding as of December 31, 2023	3,880,000	0.155